Consolidated Statement of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Revenue	$ 614,825	$ 480,648	$ 396,827
Other operating income	(378)	2,367	666
Operating expenses:
Technology and platform fees	(9,312)	(10,010)	(3,145)
Content cost	(6,066)	(3,891)	(4,297)
Cost of inventory sold	(205,127)	(118,658)	(85,808)
Personnel expenses excluding share-based compensation	(78,994)	(69,940)	(65,801)
Share-based compensation expenses	(31,273)	(9,718)	(16,950)
Marketing and distribution expenses	(142,218)	(131,951)	(109,947)
Credit loss expense	713	784	(3,967)
Depreciation and amortization	(18,861)	(15,582)	(13,165)
Impairment of non-financial assets	(1,946)	(113)	(681)
Other operating expenses	(31,291)	(31,674)	(30,842)
Total operating expenses	(524,375)	(390,753)	(334,603)
Operating profit	90,072	92,262	62,890
Share of net income (loss) of equity-accounted investees	268	(2)	0
Fair value gain on long term investments	36,300	5,000	89,838
Finance income	3,294	3,577	8,876
Finance expense	(610)	(586)	(644)
Foreign exchange gain (loss)	(4,108)	(1,839)	(963)
Net finance income (expense)	(1,424)	1,152	7,269
Income before income taxes	125,216	98,412	159,997
Income tax expense	(16,934)	(17,642)	(6,697)
Net income attributable to Opera shareholders	$ 108,282	$ 80,771	$ 153,301
Earnings per share:
Basic	$ 1.21	$ 0.91	$ 1.72
Diluted	$ 1.19	$ 0.9	$ 1.69